Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on: (4)
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income ($M)	Net Sales ($M)(6)
2022	$4,545,401	($8,743,936)	$1,775,842	($635,938)	$95.68	$116.57	$116.6	$971.6
2021	$5,792,438	$18,065,163	$1,404,691	$2,305,335	$218.87	$133.10	$108.1	$932.9
2020	$4,188,162	$5,610,130	$1,325,109	$1,518,722	$124.50	$112.00	$50.0	$802.6

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]	Bruce Hoechner served as the Company’s Principal Executive Officer for the entirety of 2020, 2021 and 2022, and the Company’s other NEOs for the applicable years are as follows:
•2022: Ramakumar Mayampurath, Robert C. Daigle, Jay B. Knoll, and R. Colin Gouveia
•2021: Ramakumar Mayampurath, R. Colin Gouveia, Jonathan J. Rowntree, Peter B. Williams, and Michael M. Ludwig
•2020: Michael M. Ludwig, Robert C. Daigle, Jay B. Knoll, and R. Colin Gouveia

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of a specified group of peer companies selected by the Compensation & Organization Committee (as used in this section, the “Committee”) from within Standard and Poor’s Small Cap 600 Information Technology index.
PEO Total Compensation Amount	$ 4,545,401	$ 5,792,438	$ 4,188,162
PEO Actually Paid Compensation Amount	$ (8,743,936)	18,065,163	5,610,130
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Hoechner and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the principal executive officers for such years.

CAP Adjustments
YEAR	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
Bruce D. Hoechner
2022	4,545,401	—	—	(3,324,335)	1,454,755	(11,412,337)	—	(7,420)	—	(8,743,936)
2021	5,792,438	—	—	(4,028,787)	6,965,221	9,160,074	—	176,217	—	18,065,163
2020	4,188,162	—	—	(3,101,717)	4,727,587	107,996	—	(311,898)	—	5,610,130
Other NEOs (Average)(j)
2022	1,775,842	(420)	—	(1,053,364)	543,594	(1,545,556)	—	(2,186)	(353,848)	(635,938)
2021	1,404,691	(38,564)	—	(779,370)	1,590,115	698,916	—	27,046	(597,499)	2,305,335
2020	1,325,109	(54,476)	—	(707,260)	1,056,271	114,567	—	(215,489)	—	1,518,722
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)Represents the aggregate change in the actuarial present value of the applicable NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)Represents the sum of the actuarial present value of the applicable NEO’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)Represents the fair value as of the indicated fiscal year end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,775,842	1,404,691	1,325,109
Non-PEO NEO Average Compensation Actually Paid Amount	$ (635,938)	2,305,335	1,518,722
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Hoechner and for the average of the other NEOs is set forth following the footnotes to this table.

CAP Adjustments
YEAR	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
Bruce D. Hoechner
2022	4,545,401	—	—	(3,324,335)	1,454,755	(11,412,337)	—	(7,420)	—	(8,743,936)
2021	5,792,438	—	—	(4,028,787)	6,965,221	9,160,074	—	176,217	—	18,065,163
2020	4,188,162	—	—	(3,101,717)	4,727,587	107,996	—	(311,898)	—	5,610,130
Other NEOs (Average)(j)
2022	1,775,842	(420)	—	(1,053,364)	543,594	(1,545,556)	—	(2,186)	(353,848)	(635,938)
2021	1,404,691	(38,564)	—	(779,370)	1,590,115	698,916	—	27,046	(597,499)	2,305,335
2020	1,325,109	(54,476)	—	(707,260)	1,056,271	114,567	—	(215,489)	—	1,518,722
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)Represents the aggregate change in the actuarial present value of the applicable NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)Represents the sum of the actuarial present value of the applicable NEO’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)Represents the fair value as of the indicated fiscal year end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION TSR

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net sales during the three most recently completed fiscal years.

PEO AND AVERAGE NEO COMPENSATION ACTUALLY PAID
VERSUS ROGERS CORPORATION NET SALES

Total Shareholder Return Vs Peer Group [Text Block]
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Chemicals Index over the same period.

COMPARISON OF CUMULATIVE TSR OF ROGERS CORPORATION AND S&P SMALL CAP 600 ELECTRONIC
EQUIPMENT, INSTRUMENTS & COMPONENTS INDEX (FYE 2019 = $100)

Total Shareholder Return Amount	$ 95.68	218.87	124.50
Peer Group Total Shareholder Return Amount	116.57	133.10	112.00
Net Income (Loss)	$ 116,600,000	$ 108,100,000	$ 50,000,000.0
Company Selected Measure Amount	971,600,000	932,900,000	802,600,000
PEO Name	Bruce Hoechner
Additional 402(v) Disclosure [Text Block]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Non-GAAP Measure Description [Text Block]	For 2022, the Committee determined that Net Sales continues to be viewed as a core driver of the Company’s performance and shareholder value creation, as reflected by its use as a performance measure under the AICP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Plus Service Costs Under Defined Benefit and Actuarial Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,324,335)	(4,028,787)	(3,101,717)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,454,755	6,965,221	4,727,587
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,412,337)	9,160,074	107,996
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,420)	176,217	(311,898)
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(420)	(38,564)	(54,476)
Non-PEO NEO [Member] | Plus Service Costs Under Defined Benefit and Actuarial Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,053,364)	(779,370)	(707,260)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	543,594	1,590,115	1,056,271
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,545,556)	698,916	114,567
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,186)	27,046	(215,489)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (353,848)	$ (597,499)	$ 0